SCHEDULE OF SHORT-TERM AND LONG-TERM BORROWINGS FROM COMMERCIAL BANKS OR OTHER INSTITUTIONS (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Debt Instrument [Line Items]
Long-term borrowings from related party			¥ 53,900
Related Party [Member]
Debt Instrument [Line Items]
Short-term, borrowing amount			1,000
Nonrelated Party [Member]
Debt Instrument [Line Items]
Long-term borrowings from related party		10,000
Short-Term Debt [Member]
Debt Instrument [Line Items]
Short-term, borrowing amount		397,161	175,616
Short-Term Debt [Member] | Related Party [Member]
Debt Instrument [Line Items]
Short-term, borrowing amount			1,000
Debt instrument, term	12 months
Fixed annual interest rate	6.00%	6.00%
Short-Term Debt [Member] | Nonrelated Party [Member]
Debt Instrument [Line Items]
Short-term, borrowing amount		¥ 397,161	174,616
Debt instrument, term	12 months
Short-Term Debt [Member] | Nonrelated Party [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed annual interest rate	3.00%	3.00%
Short-Term Debt [Member] | Nonrelated Party [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed annual interest rate	10.00%	10.00%
Long-Term Debt [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt instrument, term	18 years
Fixed annual interest rate	5.35%	5.35%
Long-term borrowings from related party			53,913
Repaid percentage	8.00%	8.00%
Long-Term Debt [Member] | Nonrelated Party [Member]
Debt Instrument [Line Items]
Debt instrument, term	2 years
Fixed annual interest rate	8.00%	8.00%
Long-term borrowings from related party		¥ 10,000